Capital adequacy and liquidity situation - Liquidity coverage ratio and Net stable funding ratio (Details) - Separate - SEK (kr) kr in Billions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure
Total liquid assets	kr 59.4	kr 59.1
Net liquidity outflows	13.5	10.3
Liquidity outflows	25.1	22.9
Liquidity inflows	kr 11.6	kr 13.2
Liquidity coverage ratio	505.00%	660.00%
Available stable funding	kr 265.5	kr 244.3
Required stable funding	kr 205.8	kr 202.8
Net stable funding ratio	129.00%	120.00%